REVENUE AND OTHER OPERATING INCOME - Schedule of Lease and Non-Lease Components of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	$ 1,032,688	$ 646,572	$ 215,799
Non-lease	769,496	783,636	533,582
Total	1,802,184	1,430,208	749,381
Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	982,818	601,057	166,014
Non-lease	740,399	744,907	497,981
Total	1,723,217	1,345,964	663,995
Time charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	49,870	45,515	49,785
Non-lease	13,901	26,276	21,451
Total	63,771	71,791	71,236
Administrative income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	0	0	0
Non-lease	15,196	12,453	14,150
Total	$ 15,196	$ 12,453	$ 14,150